Condensed Financial Information of the Parent Company (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations	¥ 72.4	¥ 72.4